                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877

                  Oppenheimer Rochester Arizona Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                Coupon      Maturity        Value
-----------                                                             ---------   ----------   -------------
MUNICIPAL BONDS AND NOTES--117.2%
ARIZONA--79.2%
$   200,000   Apache County, AZ IDA (Tucson Electric Power Company)       5.850%    03/01/2028   $     200,036
     80,000   Apache County, AZ IDA (Tucson Electric Power Company)       5.875     03/01/2033          78,641
     30,000   AZ Capital Facilities Finance Corp. (Arizona State
              University)(1)                                              6.000     09/01/2015          30,209
     25,000   AZ Health Facilities Authority (FSMC/SMC Obligated
              Group)(1)                                                   5.250     10/01/2026          24,222
     35,000   AZ Health Facilities Authority (Northern Arizona
              Healthcare)(1)                                              5.250     10/01/2016          35,044
     25,000   AZ Pronghorn Ranch Community Facilities District(1)         7.000     07/15/2027          23,356
     75,000   AZ State University COP (Downtown Campus/Mercado)           5.350     07/01/2012          75,294
     15,000   AZ State University COP (Downtown Campus/Mercado)           5.625     07/01/2015          15,057
     40,000   AZ State University COP (Downtown Campus/Mercado)(1)        5.750     07/01/2017          40,157
    315,000   Casa Grande, AZ IDA (Casa Grande Regional Medical
              Center)(1)                                                  7.000     12/01/2015         323,108
     90,000   Casa Grande, AZ IDA (Casa Grande Regional Medical
              Center)(1)                                                  7.000     12/01/2017          89,314
    300,000   Centerra, AZ Community Facilities District(1)               5.150     07/15/2031         216,015
    325,000   Centerra, AZ Community Facilities District(1)               6.625     07/15/2032         281,219
      7,402   Central AZ Irrigation & Drain District(1)                   6.000     06/01/2016           7,405
     20,000   Cochise County, AZ IDA (Sierra Vista Community
              Hospital)(1)                                                6.750     12/01/2026          19,560
     10,000   Cochise County, AZ Unified School District No. 21 (St.
              David)(1)                                                   5.000     07/01/2017          10,067
    660,000   Estrella Mountain Ranch, AZ Community Facilities
              District(1)                                                 6.125     07/15/2027         597,333
  1,000,000   Estrella Mountain Ranch, AZ Community Facilities
              District(1)                                                 6.200     07/15/2032         887,360
  1,000,000   Estrella Mountain Ranch, AZ Community Facilities
              District (Golf Village)(1)                                  6.750     07/01/2032         788,450
    521,000   Estrella Mountain Ranch, AZ Community Facilities
              District (Montecito Assessment District)(1)                 5.550     07/01/2022         411,548
    461,000   Estrella Mountain Ranch, AZ Community Facilities
              District (Montecito Assessment District)(1)                 5.700     07/01/2027         335,908
    500,000   Estrella Mountain Ranch, AZ Community Facilities
              District (Montecito Assessment District)(1)                 5.800     07/01/2032         349,365
     90,000   Festival Ranch, AZ Community Facilities District(1)         5.000     07/01/2026          67,494
     90,000   Festival Ranch, AZ Community Facilities District(1)         5.000     07/01/2032          62,500
    195,000   Festival Ranch, AZ Community Facilities District(1)         5.300     07/15/2031         160,077
    250,000   Festival Ranch, AZ Community Facilities District(1)         5.800     07/15/2032         217,120
     40,000   Gila County, AZ IDA (Cobre Valley Community
              Hospital)(1)                                                6.100     12/01/2025          29,064
    200,000   Gilbert, AZ Improvement District No. 20(1)                  5.100     01/01/2027         200,438


                1 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                Coupon      Maturity        Value
-----------                                                             ---------   ----------   -------------
$   260,000   Gladden Farms, AZ Community Facilities District(1)          5.350%    07/15/2027   $     221,517
    500,000   Gladden Farms, AZ Community Facilities District(1)          5.450     07/15/2032         414,905
     25,000   Gladden Farms, AZ Community Facilities District(1)          6.375     07/15/2025          24,139
  1,000,000   Glendale, AZ IDA (Midwestern University)(1)                 5.000     05/15/2035         912,020
     80,000   Glendale, AZ Western Loop Public Facilities(1)              6.125     07/01/2027          82,692
    500,000   Goodyear, AZ Community Facilities General District No.
              1(1)                                                        5.200     07/15/2025         473,610
    225,000   Goodyear, AZ IDA Water & Sewer (Litchfield Park
              Service Company)(1)                                         6.750     10/01/2031         205,198
    150,000   Maricopa County & Phoenix, AZ IDA (Single Family)(1)        5.800     07/01/2040         153,077
     60,000   Maricopa County, AZ IDA (Catholic Healthcare)(1)            5.000     07/01/2021          60,008
     30,000   Maricopa County, AZ IDA (Chaparral City Water
              Company)(1)                                                 5.300     12/01/2022          28,921
    285,000   Maricopa County, AZ IDA (Citizens Utilities Company)(1)     6.200     05/01/2030         244,798
     25,000   Maricopa County, AZ IDA (Mayo Clinic Scottsdale)(1)         5.250     11/15/2037          24,998
  1,025,000   Maricopa County, AZ IDA (Sun King Apartments)(1)            6.750     05/01/2031         760,673
     25,000   Maricopa County, AZ IDA (Whispering Palms
              Apartments)(1)                                              5.850     07/01/2019          21,372
    220,000   Maricopa County, AZ IDA (Whispering Palms
              Apartments)(1)                                              5.900     07/01/2029         163,038
    600,000   Maricopa County, AZ IDA Health Facilities (Catholic
              Healthcare West)(1)                                         6.000     07/01/2021         600,438
    385,000   Maricopa County, AZ IDA Hospital (Mayo Clinic
              Scottsdale)(1)                                              5.250     11/15/2037         384,965
     10,000   Maricopa County, AZ Pollution Control (El Paso
              Electric Company)(1)                                        7.250     02/01/2040          10,891
    455,000   Marley Park, AZ Community Facilities District(1)            6.000     07/15/2026         387,410
    685,000   Marley Park, AZ Community Facilities District(1)            6.100     07/15/2032         561,953
  1,750,000   Merrill Ranch, AZ Community Facilities District No. 1
              Special Assessment Lien(1)                                  7.400     07/15/2033       1,663,043
  1,005,000   Merrill Ranch, AZ Community Facilities District
              No. 2(1)                                                    6.250     07/15/2035         960,157
     25,000   Mesa, AZ IDA (Arizona State University East/Maricopa
              College)(1)                                                 6.000     07/01/2021          24,023
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                         6.000     07/01/2025          55,984
    600,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                         6.000     07/01/2032         528,384
  1,360,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                         6.000     07/01/2032       1,197,670
    310,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                         6.250     07/01/2032         281,483
    845,000   Mohave County, AZ IDA (Mohave Prison)(1)                    7.500     05/01/2019         920,712
     25,000   Mohave County, AZ IDA Community College(1)                  5.500     03/01/2015          25,054
    500,000   Palm Valley, AZ Community Facility District No. 3(1)        5.800     07/15/2032         394,705
     50,000   Parkway, AZ Community Facilities District No. 1
              (Prescott Valley)(1)                                        5.350     07/15/2031          37,432
     10,000   Peoria, AZ Improvement District(1)                          7.200     01/01/2012          10,352


                2 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                Coupon      Maturity        Value
-----------                                                             ---------   ----------   -------------
$    25,000   Phoenix, AZ Civic Improvement Corp. Airport,                5.250%    07/01/2032   $      23,616
              Series B(1)
     15,000   Phoenix, AZ Hsg. Finance Corp.(1)                           6.900     01/01/2023          15,022
    450,000   Phoenix, AZ IDA (Career Success Schools)(1)                 6.125     01/01/2020         450,153
    250,000   Phoenix, AZ IDA (Career Success Schools)(1)                 7.000     01/01/2029         251,323
    350,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)        6.250     07/01/2036         278,733
  1,000,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)                  5.875     11/01/2037         655,260
     25,000   Phoenix, AZ IDA (John C. Lincoln Hospital & Health
              Center)                                                     5.500     12/01/2011          25,088
    100,000   Phoenix, AZ IDA (John C. Lincoln Hospital & Health
              Center)(1)                                                  5.500     12/01/2013         100,261
     40,000   Phoenix, AZ Street & Highway(1)                             6.100     07/01/2011          40,172
    170,000   Pima County, AZ IDA (Arizona Charter School)(1)             6.500     07/01/2023         163,679
     10,000   Pima County, AZ IDA (Arizona Charter School)(1)             6.750     07/01/2031           9,405
    500,000   Pima County, AZ IDA (Center for Academic Success)(1)        5.500     07/01/2037         399,565
     15,000   Pima County, AZ IDA (Charter Schools)(1)                    6.375     07/01/2031          13,485
    160,000   Pima County, AZ IDA (Christian Senior Living)(1)            5.050     01/01/2037         134,226
  1,100,000   Pima County, AZ IDA (Facility Choice Education &
              Devel. Corp.)(1)                                            6.375     06/01/2036         892,287
    135,000   Pima County, AZ IDA (Horizon Community Learning
              Center)(1)                                                  5.250     06/01/2035         108,198
    170,000   Pima County, AZ IDA (International Studies Academy)(1)      6.750     07/01/2031         159,880
    275,000   Pima County, AZ IDA (Metro Police Facility)(1)              5.375     07/01/2039         272,033
    500,000   Pima County, AZ IDA (Paradise Education Center)(1)          6.100     06/01/2045         420,940
     15,000   Pima County, AZ IDA (Phoenix Advantage Charter School)      5.500     07/01/2033           8,913
    500,000   Pima County, AZ IDA (Providence Day School)(1)              5.125     12/01/2040         426,035
     35,000   Pima County, AZ IDA (Single Family Mtg.)                    5.786(2)  11/01/2034           8,455
    125,000   Pima County, AZ IDA (Sonoran Science Academy)(1)            5.750     12/01/2037          96,670
    150,000   Pima County, AZ IDA (Tucson Country Day School)(1)          5.000     06/01/2037         111,092
  2,140,000   Pima County, AZ IDA (Tucson Electric Power Company)         6.100     09/01/2025       2,150,122
    100,000   Pima County, AZ IDA (Tucson Electric Power Company)(1)      6.375     09/01/2029         101,327
    150,000   Pima County, AZ IDA Water & Wastewater (Global Water
              Resources)(1)                                               5.750     12/01/2032         130,491
  2,000,000   Pima County, AZ IDA Water & Wastewater (Global Water
              Resources)(1)                                               6.550     12/01/2037       1,900,720
  1,000,000   Pima County, AZ IDA Water & Wastewater (Global Water
              Resources)(1)                                               7.500     12/01/2038       1,035,060
    467,000   Prescott Valley, AZ Southside Community Facilities
              District No. 1(1)                                           7.250     07/01/2032         409,587
    415,000   Quail Creek, AZ Community Facilities District(1)            5.150     07/15/2016         400,766
  1,000,000   Quailwood Meadows, AZ Community Facilities District(1)      6.000     07/15/2022         900,460


                3 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                Coupon      Maturity        Value
-----------                                                             ---------   ----------   -------------
$   850,000   Quailwood Meadows, AZ Community Facilities District(1)      6.125%    07/15/2029   $     712,343
  1,160,000   Salt Verde, AZ Financial Corp.(1)                           5.250     12/01/2028       1,074,810
    190,000   Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated
              Group)(1)                                                   5.250     09/01/2030         187,920
    250,000   Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC
              ObligatedGroup)(1)                                          5.000     09/01/2022         256,173
  1,000,000   Show Low Bluff, AZ Community Facilities District(1)         5.600     07/01/2031         722,260
    445,000   Show Low Bluff, AZ Community Facilities District(1)         5.875     07/15/2032         354,732
     50,000   Show Low, AZ IDA (Navapache Regional Medical Center)(1)     5.300     12/01/2011          50,122
  1,000,000   Sundance, AZ CFD(1)                                         6.250     07/15/2029         928,610
  2,000,000   Tartesso West, AZ Community Facilities District(1)          5.900     07/15/2032       1,599,460
     15,000   Tempe, AZ Improvement Bonds (Improvement District No.
              170)(1)                                                     6.875     01/01/2011          15,000
    140,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)(1)      6.000     07/01/2021         142,131
     80,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)                5.000     01/01/2039          77,677
      5,000   Tucson, AZ Improvement District (Civano Neighborhood
              Phase 1)(1)                                                 5.000     01/01/2015           5,011
     15,000   Tucson, AZ Improvement District (Civano Neighborhood
              Phase 1)(1)                                                 5.000     01/01/2018          15,023
     25,000   University Arizona Medical Center Corp. (University
              Medical Center)(1)                                          5.000     07/01/2021          24,071
     50,000   University Arizona Medical Center Corp. (University
              Medical Center)(1)                                          5.000     07/01/2033          44,836
    225,000   Verrado, AZ Community Facilities District No. 1(1)          6.500     07/15/2027         199,784
     10,000   Via Linda, AZ Road Community Facilities District
              Scottsdale(1)                                               5.650     07/15/2018           9,557
    225,000   Vistancia, AZ Community Facilities District(1)              6.750     07/15/2022         232,056
    975,000   Westpark, AZ Community Facilities District(1)               5.250     07/15/2031         720,038
    180,000   Westpark, AZ Community Facilities District(1)               5.300     07/15/2022         152,365
  1,535,000   Westpark, AZ Community Facilities District(1)               5.450     07/15/2032       1,156,300
    300,000   Yuma County, AZ IDA (Water & Sewer)(1)                      6.375     12/01/2037         261,612
     90,000   Yuma County, AZ IDA (Water & Sewer)(1)                      6.500     12/01/2017          86,423
                                                                                                 -------------
                                                                                                    38,532,321
U.S. POSSESSIONS--38.0%
    200,000   Guam GO(1)                                                  6.750     11/15/2029         214,448
    300,000   Guam GO(1)                                                  7.000     11/15/2039         325,401
    200,000   Guam Power Authority, Series A(1)                           5.500     10/01/2030         194,352
  6,778,000   Guam Tobacco Settlement Economic Devel. & Commerce
              Authority (TASC)                                           11.002(2)  06/01/2057          60,460
    850,000   Puerto Rico Aqueduct & Sewer Authority(1)                   6.000     07/01/2038         855,092
    595,000   Puerto Rico Children's Trust Fund (TASC)(1)                 5.375     05/15/2033         559,241
     15,000   Puerto Rico Children's Trust Fund (TASC)(1)                 5.500     05/15/2039          13,242
 33,225,000   Puerto Rico Children's Trust Fund (TASC)                    6.723(2)  05/15/2050         759,524
 12,000,000   Puerto Rico Children's Trust Fund (TASC)                    8.101(2)  05/15/2055         137,520


                4 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                Coupon      Maturity        Value
-----------                                                             ---------   ----------   -------------
$   750,000   Puerto Rico Commonwealth GO(1)                              6.500%    07/01/2037   $     804,060
    105,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                5.600     10/01/2014         103,770
    400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                6.250     10/01/2024         382,040
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                6.500     10/01/2037       1,062,247
     25,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)           5.375     02/01/2019          25,002
    250,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)           5.375     02/01/2029         233,408
    515,000   Puerto Rico Port Authority (American Airlines),
              Series A                                                    6.250     06/01/2026         446,150
    500,000   Puerto Rico Public Buildings Authority(1)                   6.250     07/01/2031         534,890
  1,050,000   Puerto Rico Public Buildings Authority(1)                   6.750     07/01/2036       1,118,376
  9,500,000   Puerto Rico Sales Tax Financing Corp., Series A(3)          5.250     08/01/2057       9,391,776
    250,000   Puerto Rico Sales Tax Financing Corp., Series A(1)          6.500     08/01/2044         270,820
    500,000   Puerto Rico Sales Tax Financing Corp., Series C(3)          5.750     08/01/2057         517,209
    140,000   V.I. Public Finance Authority (Hovensa Refinery)(1)         6.125     07/01/2022         138,692
    400,000   V.I. Public Finance Authority, Series A(1)                  5.000     10/01/2039         358,524
                                                                                                 -------------
                                                                                                    18,506,244
                                                                                                 -------------
TOTAL INVESTMENTS, AT VALUE (COST $63,375,956)-117.2%                                               57,038,565
                                                                                                 -------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(17.2)                                                        (8,369,859)
                                                                                                 -------------
NET ASSETS-100.0%                                                                                $  48,668,706
                                                                                                 =============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:


                5 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                 LEVEL 1--           LEVEL 2--          LEVEL 3--
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT      SIGNIFICANT
                                  PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -----------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Arizona                         $--              $38,532,321              $--          $38,532,321
   U.S. Possessions                 --               18,506,244               --           18,506,244
                                   ---              -----------              ---          -----------
Total Assets                       $--              $57,038,565              $--          $57,038,565
                                   ===              ===========              ===          ===========

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CFD       Community Facilities District
COP       Certificates of Participation
FSMC      Flagstaff Medical Center
GO        General Obligation
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
SCIC      Scottsdale Captive Insurance Company
SHC       Scottsdale Healthcare Corp.
SHH       Scottsdale Healthcare Hospitals
SHRC      Scottsdale Healthcare Realty Corp.
SMC       Sedona Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                6 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,660,000 as of December 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $9,908,985 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,660,000 in short-term floating rate notes issued and outstanding at that date.


                7 | Oppenheimer Rochester Arizona Municipal Fund

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$  170,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)    13.018%    8/1/57    $  187,209
 3,170,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)    11.946     8/1/57     3,061,776
                                                                                   ----------
                                                                                   $3,248,985
                                                                                   ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,660,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 56,610,284
                                 ============
Gross unrealized appreciation    $    947,045
Gross unrealized depreciation      (7,284,436)
                                 ------------
Net unrealized depreciation      $ (6,337,391)
                                 ============

(1.) The Federal tax cost of securities does not include cost of $6,765,672, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                8 | Oppenheimer Rochester Arizona Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011